Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Finland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.5%
Finnair OYJ	23,532	$153,862

Auto Components — 2.3%
Nokian Renkaat OYJ	25,506	690,699

Banks — 0.6%
Aktia Bank OYJ	19,550	189,045

Building Products — 0.8%
Uponor OYJ	18,217	234,003

Chemicals — 1.3%
Kemira OYJ	24,906	389,402

Commercial Services & Supplies — 0.8%
Caverion OYJ	31,356	246,161

Communications Equipment — 11.8%
Nokia OYJ	979,477	3,468,329

Construction & Engineering — 1.0%
YIT OYJ(a)	45,849	305,846

Containers & Packaging — 3.0%
Huhtamaki OYJ	20,017	879,519

Diversified Telecommunication Services — 4.5%
Elisa OYJ	24,861	1,329,744

Electric Utilities — 4.5%
Fortum OYJ	56,584	1,334,512

Entertainment — 0.4%
Rovio Entertainment OYJ(b)	26,013	119,661

Food & Staples Retailing — 3.1%
Kesko OYJ, Class B	13,352	901,570

Health Care Providers & Services — 0.5%
Oriola OYJ, Class B	63,360	146,358

Insurance — 10.6%
Sampo OYJ, Class A	76,891	3,111,427

IT Services — 1.4%
Tieto OYJ	13,875	398,987

Machinery — 24.4%
Cargotec OYJ, Class B	10,604	350,058
Kone OYJ, Class B	59,389	3,720,706
Konecranes OYJ(a)	14,692	468,163
Metso OYJ	21,968	842,923
Outotec OYJ(c)	44,866	265,155
Valmet OYJ	29,299	656,439
Wartsila OYJ Abp	87,383	880,240

		7,183,684

Media — 0.8%
Sanoma OYJ	23,354	240,764

Security	Shares	Value

Metals & Mining — 0.9%
Outokumpu OYJ	89,882	$257,769

Multiline Retail — 0.8%
Tokmanni Group Corp.	16,670	222,770

Oil, Gas & Consumable Fuels — 4.5%
Neste OYJ	38,824	1,313,330

Paper & Forest Products — 16.0%
Metsa Board OYJ	50,143	329,515
Stora Enso OYJ, Class R	95,519	1,284,895
UPM-Kymmene OYJ	92,559	3,094,325

		4,708,735

Pharmaceuticals — 3.2%
Orion OYJ, Class B	21,440	933,770

Real Estate Management & Development — 0.8%
Citycon OYJ	21,919	229,837

Software — 0.6%
F-Secure OYJ(c)	47,949	172,087

Trading Companies & Distributors — 0.7%
Cramo OYJ	14,082	207,438

Total Common Stocks — 99.8% (Cost: $33,478,911)		29,369,309

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(d)(e)(f)	422,634	422,803
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(d)(e)	163,000	163,000

		585,803

Total Short-Term Investments — 2.0% (Cost: $585,796)		585,803

Total Investments in Securities — 101.8% (Cost: $34,064,707)		29,955,112

Other Assets, Less Liabilities — (1.8)%		(537,814)

Net Assets — 100.0%		$29,417,298

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Finland ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	532,403	(109,769)	422,634	$422,803	$1,109	(a)	$11	$(54)
BlackRock Cash Funds: Treasury, SL Agency Shares	165,000	(2,000)	163,000	163,000	759		—	—

				$585,803	$1,868		$11	$(54)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	1	12/20/19	$41	$(12)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$29,369,309	$—	$—	$29,369,309
Money Market Funds	585,803	—	—	585,803

	$29,955,112	$—	$—	$29,955,112

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(12)	$—	$—	$(12)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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